Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Loss Before Income Taxes

The Company’s loss before income taxes by jurisdiction consisted of:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	(26,949,379)	19,018,092	46,592,728
Hong Kong	(22,030,473)	(19,952,560)	(17,857,777)
Cayman Islands	(101,652,195)	(102,862,712)	(348,543,345)
United States	(6,338,875)	(46,050,241)	(3,531,725)

Total	(156,970,922)	(149,847,421)	(323,340,119)

Schedule of Current Income Tax Expense and Deferred Income Tax Benefit

For the years ended December 31, 2023, 2024 and 2025, the current income tax expense and deferred income tax benefit which are included in the consolidated financial statements are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	6,260,574	12,317,379	17,196,577
Deferred tax benefit	(1,255,808)	(5,173,726)	(2,533,484)

Total	5,004,766	7,143,653	14,663,093

Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates

Reconciliations of the differences between statutory income tax rates and the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025 are as follows, respectively:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss before income tax expense	(156,970,922)	(149,847,421)	(323,340,119)
PRC statutory tax rate	25%	25%	25%
Income taxes benefit computed at the statutory income tax rates	(39,242,730)	(37,461,855)	(80,835,030)
Effect of income tax rate difference in other jurisdictions	26,893,417	27,459,104	88,364,067
Non-deductible expenses	3,454,770	1,575,644	128,282
Change in valuation allowance on deferred tax assets	13,899,309	15,570,760	7,005,774

Total	5,004,766	7,143,653	14,663,093

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets and deferred tax liabilities
	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	48,654,043	36,324,122	32,247,953
Operating lease liabilities	603,937	513,936	563,003
Less: Valuation allowance	(49,257,980)	(36,838,058)	(32,810,956)

Total deferred tax assets, net	-	-	-

Deferred tax liabilities:
Acquired intangible assets	(3,827,489)	(3,798,357)	(1,264,873)

Total deferred tax liabilities, net	(3,827,489)	(3,798,357)	(1,264,873)

Deferred tax liabilities, net	(3,827,489)	(3,798,357)	(1,264,873)

Schedule of Net Operating Loss Carry Forwards	The loss carried forward of the PRC companies will expire during the following periods from 2025 to 2031.
	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
2025	60,945,797	-	-
2026	37,302,210	37,302,210	-
2027	23,478,321	23,478,321	23,478,321
2028	7,606,115	7,606,115	7,606,115
2029	6,393,258	6,393,258	6,393,258
2030	-	6,318,927	6,318,928
2031	-	-	10,069,546

Total	135,725,701	81,098,831	53,866,168

Schedule of Company Offsets Deferred Tax Assets and Liabilities

The Company offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

	As of December 31,
	2024	2025
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets, net	-	-
Deferred tax liabilities, net	3,798,357	1,264,873

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	52,114,383	49,257,980	36,838,058
Decreases	(2,856,403)	(12,419,922)	(4,027,102)

Balance at the end of the year	49,257,980	36,838,058	32,810,956

Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations

A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	3,417,532	-	-
Decrease	(3,417,532)	-	-

Unrecognized tax benefits, end of year	-	-	-